Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Summary of Segment Information	The following tables show segment information for the three and six months ended June 30, 2022 and 2021:

	Container	Container	Container
Three Months Ended June 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$189,715	$12,837	$—	$—	$680	$203,232
Management fees - non-leasing from external customers	$—	$62	$611	$—	$—	$673
Inter-segment management fees	$—	$20,350	$3,426	$—	$(23,776)	$—
Trading container margin	$—	$—	$447	$—	$—	$447
Gain on sale of owned fleet containers, net	$23,017	$—	$—	$—	$196	$23,213
Depreciation and amortization	$74,429	$432	$—	$—	$(1,904)	$72,957
Container lessee default expense, net	$435	$—	$—	$—	$—	$435
Interest expense	$37,381	$212	$—	$—	$—	$37,593
Unrealized gain on financial instruments, net	$—	$85	$—	$—	$—	$85
Segment income (loss) before income taxes	$72,749	$11,070	$3,849	$(2,023)	$(39)	$85,606
Income tax (expense) benefit	$(2,279)	$232	$-	$-	$-	$(2,047)
Total assets	$7,839,857	$241,930	$7,343	$5,933	$(199,536)	$7,895,527
Purchase of containers and fixed assets	$92,021	$88	$—	$—	$—	$92,109
Payments on container leaseback financing receivable	$137,372	$—	$—	$—	$—	$137,372

	Container	Container	Container
Six Months Ended June 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$375,068	$25,602	$-	$-	$1,280	$401,950
Management fees - non-leasing from external customers	$-	$119	$1,086	$-	$-	$1,205
Inter-segment management fees	$-	$43,057	$6,010	$-	$(49,067)	$-
Trading container margin	$-	$-	$1,309	$-	$-	$1,309
Gain on sale of owned fleet containers, net	$38,930	$-	$-	$-	$196	$39,126
Depreciation and amortization	$148,462	$805	$-	$-	$(3,817)	$145,450
Container lessee default expense, net	$555	$-	$-	$-	$-	$555
Interest expense	$72,479	$423	$-	$-	$-	$72,902
Unrealized loss on financial instruments, net	$-	$122	$-	$-	$-	$122
Segment income (loss) before income taxes	$139,962	$24,863	$6,856	$(3,046)	$(3,716)	$164,919
Income tax expense	$3,611	$75	$-		$-	$3,686
Total assets	$7,839,857	$241,930	$7,343	$5,933	$(199,536)	$7,895,527
Purchase of containers and fixed assets	$192,952	$2,119	$-	$-	$-	$195,071
Payments on container leaseback financing receivable	$533,867	$-	$-	$-	$-	$533,867

	Container	Container	Container
Three Months Ended June 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$172,270	$15,164	$—	$—	$—	$187,434
Management fees - non-leasing from external customers	$—	$139	$973	$—	$—	$1,112
Inter-segment management fees	$—	$20,079	$2,764	$—	$(22,843)	$—
Trading container margin	$—	$—	$4,231	$—	$—	$4,231
Gain on sale of owned fleet containers, net	$18,836	$-	$-	$-	$-	$18,836
Depreciation and amortization	$72,005	$936	$-	$-	$(2,238)	$70,703
Container lessee default expense, net	$855	$-	$-	$-	$-	$855
Interest expense	$30,028	$119	$-	$-	$-	$30,147
Debt termination expense	$2,945	$-	$-	$-	$-	$2,945
Realized loss on financial instruments, net	$2,448	$-	$-	$-	$-	$2,448
Unrealized gain on financial instruments, net	$1,406	$-	$-	$-	$-	$1,406
Segment income (loss) before income tax	$62,358	$11,920	$6,730	$(1,145)	$(3,939)	$75,924
Income tax (expense) benefit	$(303)	$420	$-	$-	$-	$117
Total assets	$6,711,706	$217,540	$3,094	$8,644	$(128,797)	$6,812,187
Purchase of containers and fixed assets	$504,038	$10	$-	$-	$-	$504,048

	Container	Container	Container
Six Months Ended June 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$326,560	$30,118	$-	$-	$-	$356,678
Management fees - non-leasing from external customers	$-	$206	$1,942	$-	$-	$2,148
Inter-segment management fees	$-	$40,518	$5,212	$-	$(45,730)	$-
Trading container margin	$-	$-	$6,397	$-	$-	$6,397
Gain on sale of owned fleet containers, net	$31,194	$-	$-	$-	$-	$31,194
Depreciation and amortization	$139,708	$1,962	$-	$-	$(4,361)	$137,309
Container lessee default recovery, net	$3,113	$-	$-	$-	$-	$3,113
Interest expense	$59,060	$193	$-	$-	$-	$59,253
Debt termination expense	$3,212	$-	$-	$-	$-	$3,212
Realized loss on financial instruments, net	$5,404	$-	$-	$-	$-	$5,404
Unrealized gain on financial instruments, net	$4,598	$-	$-	$-	$-	$4,598
Segment income (loss) before income tax	$114,643	$24,200	$10,915	$(1,918)	$(8,800)	$139,040
Income tax (expense) benefit	$(1,377)	$428	$-	$-	$-	$(949)
Total assets	$6,711,706	$217,540	$3,094	$8,644	$(128,797)	$6,812,187
Purchase of containers and fixed assets	$1,074,295	$23	$-	$-	$-	$1,074,318
Payments on container leaseback financing receivable	$6,425	$-	$-	$-	$-	$6,425

(1)

Container Ownership segment income (loss) before income taxes includes unrealized gain on financial instruments, net of $1,406 and $4,598 for the three and six months ended June 30, 2021, respectively, and debt termination expense of $2,945 and $3,212 for the three and six months ended June 30, 2021, respectively.

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and six months ended June 30, 2022 and 2021 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Total lease rental income:
Asia	$97,998	$97,382	$195,263	$182,575
Europe	95,999	81,691	188,935	157,966
North / South America	8,949	8,016	17,275	15,375
Bermuda	—	—	—	—
All other international	286	345	477	762
	$203,232	$187,434	$401,950	$356,678
Management fees, non-leasing:
Europe	$339	$446	$614	$883
Bermuda	315	617	555	1,206
Asia	—	21	—	24
North / South America	9	10	17	11
All other international	10	18	19	24
	$673	$1,112	$1,205	$2,148

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and six months ended June 30, 2022 and 2021 based on the location of sale:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Trading container sales proceeds:
North / South America	$2,644	$4,516	$5,624	$8,686
Asia	2,115	3,174	5,972	4,950
Europe	633	1,039	1,414	2,704
Bermuda	—	—	—	—
All other international	—	1	—	1
	$5,392	$8,730	$13,010	$16,341
Gain on sale of owned fleet containers, net:
Asia	$14,836	$13,937	$24,827	$21,143
Europe	4,371	2,606	7,598	5,551
North / South America	4,006	2,293	6,701	4,500
Bermuda	—	—	—	—
All other international	—	—	—	—
	$23,213	$18,836	$39,126	$31,194